UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23023

Montage Managers Trust
(Exact name of registrant as specified in charter)

11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211
 (Address of principal executive offices) (Zip code)

Gary Henson, President
Montage Managers Trust
c/o Montage Investments
11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211
 (Name and address of agent for service)

Registrant's telephone number, including area code: (913) 647-9782

Date of fiscal year end: November 30, 2015

Date of reporting period: June 30, 2015

Item 1. Proxy Voting Record.

The Fund did not vote any securities during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Montage Managers Trust

By (Signature and Title)   /s/ Gary Henson
Gary Henson, President
(Principal Executive Officer)

Date  August 27, 2015